Deferred Tax Liabilities and Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Liabilities:
Lease Financing	$ 409.1	$ 398.2	$ 382.4
Software Development	277.8	254.9	197.2
Accumulated Depreciation	19.7	48.6	40.7
Compensation and Benefits	29.7	7.1	23.3
State Taxes, net	54.7	52.4	41.7
Other Liabilities	170.9	137.6	41.1
Gross Deferred Tax Liabilities	961.9	898.8	726.4
Deferred Tax Assets:
Allowance for Credit Losses	114.7	114.5	124.7
Visa Indemnification			8.1
Other Assets	114.5	150.0	51.3
Gross Deferred Tax Assets	229.2	264.5	184.1
Valuation Reserve
Deferred Tax Assets, net of Valuation Reserve	229.2	264.5	184.1
Net Deferred Tax Liabilities	$ 732.7	$ 634.3	$ 542.3